Intangibles And Goodwill (Changes In Market Conditions Related To Discount Rates And Terminal Value) (Details)	12 Months Ended
Aug. 31, 2022
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	8.50%
Terminal growth rates (%)	(8.50%)
Terminal Operating income before Restructuring Costs and Amortization Multiple	5.6
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rates (%)	7.80%
Terminal growth rates (%)	2.50%
Terminal Operating income before Restructuring Costs and Amortization Multiple	8.7